Supplemental Cash Flow Information - Changes in Non-cash Working Capital Items Related to Operating Activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplemental Cash Flow Elements [Abstract]
Accounts receivable	$ 14,353	$ (108)	$ (5,765)
Pool receivables from affiliates	16,193	38,137	(27,448)
Due from affiliates	17,562	18,371	32,801
Prepaid expenses and other current assets	8,767	2,313	(6,267)
Accounts payable and accrued liabilities	(13,996)	(26,821)	27,473
Due to affiliates	(32,641)	(3,606)	(12,735)
Deferred revenue	(3,898)	1,718	2,039
Other	(599)	0	(8,443)
Change in operating assets and liabilities	$ 5,741	$ 30,004	$ 1,655